Equity (Details) - USD ($)									12 Months Ended
	Jan. 14, 2025	Jan. 08, 2025	Nov. 27, 2024	Feb. 11, 2020	Jan. 10, 2020	Nov. 18, 2019	Nov. 30, 2018	Jan. 01, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Ordinary shares issued for redemption of convertible bonds				2,735,892	1,939,480	2,888,961
Gross proceeds (in Dollars)									$ 1,129,944	$ 6,232,872
Offering expenses (in Dollars)	$ 100,056
Shares outstanding									50,330,928	50,023,428
Percentage of after-tax net income									25.00%
Statutory reserves (in Dollars)									$ 13,580,630	$ 12,087,066
Korea Securities Dealers Automated Quotations (“KOSDAQ”) [Member]
Equity [Line Items]
Ordinary shares issued							10,409,095	30,000,000
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued			1
PRC GAAP [Member]
Equity [Line Items]
Percentage of after-tax net income									10.00%
Percentage of registered capital									50.00%
IPO [Member]
Equity [Line Items]
Public offering price (in Dollars per share)			$ 4
IPO [Member] | American Depositary Shares [Member]
Equity [Line Items]
Ordinary shares issued			2,050,000
Over-Allotment Option [Member]
Equity [Line Items]
Gross proceeds (in Dollars)	$ 1,230,000
Over-Allotment Option [Member] | American Depositary Shares [Member]
Equity [Line Items]
Ordinary shares issued		307,500
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued									307,500	2,050,000
Shares outstanding									50,330,928	50,023,428